Offerings - Offering: 1	Apr. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	30,865,385
Proposed Maximum Offering Price per Unit	1.0850
Maximum Aggregate Offering Price	$ 33,488,942.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,624.82
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Class A Common Stock, par value $0.001 per share ("Class A Common Stock") offered hereby also include an indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

The proposed maximum offering price per share is estimated at $1.085 per share of Class A Common Stock, the average of the high ($1.12) and the low ($1.05) prices for the registrant's Class A Common Stock as reported on The Nasdaq Capital Market on April 6, 2026 (rounded to the nearest cent), solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.

The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.

Represents the resale of (i) 6,013,384 shares of Class A Common Stock issued to certain of the Selling Stockholders on or about March 11, 2026 in the initial closing of a private placement transaction (the "Private Placement"), (ii) 22,382,770 shares of Class A Common Stock, which is equal to the maximum number of shares issuable to certain of the Selling Stockholders upon conversion of up to 11,873.04 shares of Series A Non-Voting Convertible Preferred Stock, par value $0.001 per share (the "Series A Preferred Stock"), which Series A Preferred Stock was issued to certain of the Selling Stockholders in the Private Placement, and (iii) 2,019,231 shares of Class A Common Stock, which is the maximum number of shares issuable to certain of the Selling Stockholders upon the exercise of warrants to purchase one share of Class A Common Stock issued to certain of the Selling Stockholders upon the initial closing of the Private Placement on March 11, 2026.